Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
CTIVP – Principal Large Cap Growth Fund - Class 1
Shareholder Report [Line Items]
Fund Name	CTIVP® – Principal Large Cap Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP ® – Principal Large Cap Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 36	0.70% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 2,025,865,000
Holdings Count | Holding	44
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,025,865,000
Total number of portfolio holdings	44
Portfolio turnover for the reporting period	31%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's po rtfolio
composition is subject to change.
Top Holdings
Microsoft Corp.	10.1%
NVIDIA Corp.	9.6%
Apple, Inc.	6.1%
Amazon.com, Inc.	5.0%
Broadcom, Inc.	4.9%
TransDigm Group, Inc.	4.8%
Cadence Design Systems, Inc.	4.0%
Netflix, Inc.	4.0%
Brookfield Corp.	3.8%
Meta Platforms, Inc., Class A	3.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	10.1%
NVIDIA Corp.	9.6%
Apple, Inc.	6.1%
Amazon.com, Inc.	5.0%
Broadcom, Inc.	4.9%
TransDigm Group, Inc.	4.8%
Cadence Design Systems, Inc.	4.0%
Netflix, Inc.	4.0%
Brookfield Corp.	3.8%
Meta Platforms, Inc., Class A	3.2%

CTIVP – Principal Large Cap Growth Fund - Class 2
Shareholder Report [Line Items]
Fund Name	CTIVP® – Principal Large Cap Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP ® – Principal Large Cap Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 49	0.95% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 2,025,865,000
Holdings Count | Holding	44
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,025,865,000
Total number of portfolio holdings	44
Portfolio turnover for the reporting period	31%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentag
e of F
und net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	10.1%
NVIDIA Corp.	9.6%
Apple, Inc.	6.1%
Amazon.com, Inc.	5.0%
Broadcom, Inc.	4.9%
TransDigm Group, Inc.	4.8%
Cadence Design Systems, Inc.	4.0%
Netflix, Inc.	4.0%
Brookfield Corp.	3.8%
Meta Platforms, Inc., Class A	3.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	10.1%
NVIDIA Corp.	9.6%
Apple, Inc.	6.1%
Amazon.com, Inc.	5.0%
Broadcom, Inc.	4.9%
TransDigm Group, Inc.	4.8%
Cadence Design Systems, Inc.	4.0%
Netflix, Inc.	4.0%
Brookfield Corp.	3.8%
Meta Platforms, Inc., Class A	3.2%

[1]	Annualized.